Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Stock Option activity

There were no stock options issued or outstanding at and for the three months ended March 31, 2014. A summary of all stock option activity at and for the three months ended March 31, 2015 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2014	1,000,000	(1)	$0.40
Options granted	350,000	(2)	1.81
Options exercised	—		—
Options canceled	—		—
Outstanding at March 31, 2015	1,350,000		$0.76

Exercisable at March 31, 2015	1,000,000		$0.40

(1) Non-Plan options

(2) Granted under 2015 Stock Incentive Plan

A summary of stock option activity at and for the year ended December 31, 2014 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding at December 31, 2013	-	$-
Options granted	1,000,000	0.40
Options exercised	-	-
Options canceled	-	-
Outstanding at December 31, 2014	1,000,000	0.40

Summary of Black-Scholes assumptions in arriving at the fair value

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the three months ended March 31, 2015:

Risk-free interest rate	1.00%
Expected term (in years)	3.38
Dividend yield	—
Expected volatility	75%

The following weighted-average assumptions were used in the Black-Scholes valuation model for the year ended December 31, 2014:

Risk-free interest rate	0.10%
Expected term (in years)	1.29
Dividend yield	-
Expected volatility	70%